Stoker Ostler Wealth Advisors



                                Form 13F - Settled Trades



                               Discretionary Assets



                                  31-Dec-07











Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8








Name of
Title of
CUSIP
Value
Shares
Investment
Other
Voting
Issuer
Class



Discretion
Manager
Authority








































Exxon Mobil Corp

30231g102
11,933,226
127369
Partial

Shared
Exxon - Bartley

30231g102
(6,391,438)
(68219)
None

None



5,541,788
59,150
Full
None
Sole








Marriott Int'l Inc

571903202
9,627,835
281680
Partial

Shared
David Marriot

571903202
(3499383)
(102381)
None

None
Judith Marriot

571903202
(4014031)
(117438)
None

None



2,114,421
61,861
Full


















































Berkshire Hathaway Cl A
U.S. Large Cap
084990175
33,700,800
23800
Full
None
Sole
Intel Corp
U.S. Large Cap
458140100
6,785,692
254527
Full
None
Sole
General Electric Company
U.S. Large Cap
369604103
5,866,848
158264
Full
None
Sole
Pepsico Inc
U.S. Large Cap
713448108
4,912,517
64724
Full
None
Sole
Walgreen Company
U.S. Large Cap
931422109
4,810,417
126324
Full
None
Sole
Microsoft Corp
U.S. Large Cap
594918104
3,733,934
104886
Full
None
Sole
ChevronTexaco Corp
U.S. Large Cap
166764100
3,459,855
37071
Full
None
Sole
AT&T Corp
U.S. Large Cap
00206r102
3,429,462
82518
Full
None
Sole
Johnson & Johnson
U.S. Large Cap
478160104
3,304,998
49550
Full
None
Sole
ConocoPhillips
U.S. Large Cap
20825c104
3,226,877
36544
Full
None
Sole
CISCO Systems Inc
U.S. Large Cap
17275r102
3,184,882
117654
Full
None
Sole
Verizon Communications
U.S. Large Cap
92343V104
3,081,196
70524
Full
None
Sole
Textron Incorporated
U.S. Large Cap
883203101
3,043,554
42687
Full
None
Sole
International Business Machines Corp
U.S. Large Cap
459200101
3,030,921
28038
Full
None
Sole
Archer Daniels Midland Corp
U.S. Large Cap
039483102
3,028,548
65228
Full
None
Sole
Smith International
U.S. Large Cap
832110100
3,014,901
40825
Full
None
Sole
Procter & Gamble Co
U.S. Large Cap
742718109
2,974,834
40518
Full
None
Sole
Valero Energy
U.S. Large Cap
91913y100
2,810,194
40128
Full
None
Sole
JP Morgan Chase & Co
U.S. Large Cap
46625H100
2,807,545
64319
Full
None
Sole
Bristol-Myers Squibb Co
U.S. Large Cap
110122108
2,643,964
99697
Full
None
Sole
Bank of America Corp
U.S. Large Cap
060505104
2,638,561
63950
Full
None
Sole
Lehman Brothers Holdings Inc
U.S. Large Cap
524908100
2,578,766
39407
Full
None
Sole
Hewlett-Packard Co
U.S. Large Cap
428236103
2,503,771
49599
Full
None
Sole
Ebay Inc
U.S. Large Cap
278642103
2,466,648
74319
Full
None
Sole
Lockheed Martin Corp
U.S. Large Cap
539830109
2,429,625
23082
Full
None
Sole
Travelers Group Inc
U.S. Large Cap
89417E109
2,419,178
44966
Full
None
Sole
Target Corp
U.S. Large Cap
87612e106
2,404,746
48095
Full
None
Sole
Amerisource Bergen Corp
U.S. Large Cap
03073e105
2,398,338
53451
Full
None
Sole
Kimberly-Clark Corp
U.S. Large Cap
494368103
2,335,106
33676
Full
None
Sole
Wal-Mart Stores Inc
U.S. Large Cap
931142103
2,321,483
48842
Full
None
Sole
Intuit Inc
U.S. Large Cap
461202103
2,307,435
72997
Full
None
Sole
Pfizer Incorporated
U.S. Large Cap
717081103
2,259,719
99416
Full
None
Sole
Omnicom Group Inc
U.S. Large Cap
681919106
2,242,708
47185
Full
None
Sole
Dow Chemical Company
U.S. Large Cap
260543103
2,222,481
56380
Full
None
Sole
Marathon Oil Corp
U.S. Large Cap
565849106
2,148,626
35304
Full
None
Sole
FedEx Corp
U.S. Large Cap
31428x106
2,127,264
23856
Full
None
Sole
SEI Investments Co
U.S. Large Cap
784117103
2,081,595
64706
Full
None
Sole
Deere & Co
U.S. Large Cap
244199105
2,061,397
22137
Full
None
Sole
AMGEN Incorporated
U.S. Large Cap
031162100
2,058,267
44321
Full
None
Sole
CitiGroup
U.S. Large Cap
172967101
1,985,524
67443
Full
None
Sole
Northrop Grumman Corp
U.S. Large Cap
666807102
1,914,503
24345
Full
None
Sole
Whirlpool Corp
U.S. Large Cap
963320106
1,892,102
23179
Full
None
Sole
McKesson Corp
U.S. Large Cap
58155q103
1,872,091
28577
Full
None
Sole
Best Buy Inc
U.S. Large Cap
086516101
1,865,510
35432
Full
None
Sole
Chesapeake Energy Corp
U.S. Large Cap
165167107
1,832,502
46747
Full
None
Sole
ALCOA Inc
U.S. Large Cap
013817101
1,828,337
50023
Full
None
Sole
Walt Disney Holding Co
U.S. Large Cap
254687106
1,813,384
56177
Full
None
Sole
Wyeth
U.S. Large Cap
983024100
1,799,687
40726
Full
None
Sole
RR Donnelley & Sons Co
U.S. Large Cap
257867101
1,713,134
45393
Full
None
Sole
PNC Bank Corp
U.S. Large Cap
693475105
1,668,232
25411
Full
None
Sole
Kroger Co
U.S. Large Cap
501044101
1,646,618
61648
Full
None
Sole
Costco Wholesale Corp
U.S. Large Cap
22160k105
1,633,121
23411
Full
None
Sole
Home Depot Inc
U.S. Large Cap
437076102
1,625,535
60339
Full
None
Sole
Merrill Lynch & Co Inc
U.S. Large Cap
590188108
1,622,327
30222
Full
None
Sole
Caterpillar Inc
U.S. Large Cap
149123101
1,590,587
21921
Full
None
Sole
Wachovia Corp
U.S. Large Cap
929903102
1,577,501
41480
Full
None
Sole
Symantec Corp
U.S. Large Cap
871503108
1,520,775
94224
Full
None
Sole
Sunoco Inc
U.S. Large Cap
86764p109
1,493,269
20614
Full
None
Sole
Abbott Laboratories
U.S. Large Cap
002824100
1,461,902
26036
Full
None
Sole
Computer Sciences Corp
U.S. Large Cap
205363104
1,453,280
29377
Full
None
Sole
Dell Inc
U.S. Large Cap
24702R101
1,388,786
56662
Full
None
Sole
Metlife Inc
U.S. Large Cap
59156r108
1,349,224
21896
Full
None
Sole
Applied Materials Inc
U.S. Large Cap
038222105
1,348,853
75949
Full
None
Sole
Sun Microsystems Inc
U.S. Large Cap
866810203
1,331,086
73419
Full
None
Sole
Union Pacific Corp
U.S. Large Cap
907818108
1,328,461
10575
Full
None
Sole
Motorola Inc
U.S. Large Cap
620076109
1,310,046
81674
Full
None
Sole
Yum Brands Inc
U.S. Large Cap
988498101
1,205,084
31489
Full
None
Sole
Boston Scientific Corp
U.S. Large Cap
101137107
1,194,983
102750
Full
None
Sole
BJ Services Co
U.S. Large Cap
055482103
1,194,530
49239
Full
None
Sole
Morgan Stanley
U.S. Large Cap
617446448
1,162,292
21885
Full
None
Sole
Yahoo! Inc
U.S. Large Cap
984332106
1,156,278
49711
Full
None
Sole
Sprint Nextel Corp
U.S. Large Cap
852061100
1,145,533
87245
Full
None
Sole
Eli Lilly & Co
U.S. Large Cap
532457108
1,136,832
21293
Full
None
Sole
Trane Inc
U.S. Large Cap
892893108
1,135,756
24315
Full
None
Sole
Wells Fargo & Co
U.S. Large Cap
949746101
1,108,123
36705
Full
None
Sole
Genworth Financial
U.S. Large Cap
37247d106
1,104,170
43386
Full
None
Sole
Texas Instruments Inc
U.S. Large Cap
882508104
985,554
29508
Full
None
Sole
Oracle Corp
U.S. Large Cap
68389x105
978,775
43347
Full
None
Sole
Baxter International Inc
U.S. Large Cap
071813109
956,848
16483
Full
None
Sole
Nationwide Financial Services
U.S. Large Cap
638612101
945,840
21014
Full
None
Sole
National City Corp
U.S. Large Cap
635405103
909,678
55266
Full
None
Sole
Regions Financial Corp
U.S. Large Cap
7591ep100
906,382
38325
Full
None
Sole
United Technologies Corp
U.S. Large Cap
913017109
858,056
11211
Full
None
Sole
Eaton Corp
U.S. Large Cap
278058102
839,199
8656
Full
None
Sole
Gannett Co Inc
U.S. Large Cap
364730101
818,883
20997
Full
None
Sole
Masco Corp
U.S. Large Cap
574599106
808,073
37393
Full
None
Sole
Agilent Technologies
U.S. Large Cap
00846u101
626,160
17043
Full
None
Sole
Darden Restaurants
U.S. Large Cap
237194105
623,087
22486
Full
None
Sole
TJX Companies Inc
U.S. Large Cap
872540109
599,919
20881
Full
None
Sole
Apple Computer
U.S. Large Cap
037833100
552,643
2790
Full
None
Sole
SunTrust Banks Inc
U.S. Large Cap
867914103
545,835
8735
Full
None
Sole
Capital One Financial
U.S. Large Cap
14040h105
505,257
10691
Full
None
Sole
Johnson Controls Inc
U.S. Large Cap
478366107
492,118
13655
Full
None
Sole
CIT Group Inc
U.S. Large Cap
125581108
482,883
20095
Full
None
Sole
Medtronic Inc
U.S. Large Cap
585055106
461,227
9175
Full
None
Sole
PPG Industries
U.S. Large Cap
693506107
403,752
5749
Full
None
Sole
Prudential Financial Inc
U.S. Large Cap
744320102
367,126
3946
Full
None
Sole
Medco Health Solutions Inc
U.S. Large Cap
58405u102
360,680
3557
Full
None
Sole
Principal Financial Group
U.S. Large Cap
74251v102
347,115
5042
Full
None
Sole
EMC Corp
U.S. Large Cap
268648102
344,306
18581
Full
None
Sole
Thermo Fisher Scientific
U.S. Large Cap
883556102
337,428
5850
Full
None
Sole
Apache Corp
U.S. Large Cap
037411105
335,692
3122
Full
None
Sole
Charles Schwab Corp
U.S. Large Cap
808990790
329,913
12912
Full
None
Sole
Allstate Corp
U.S. Large Cap
020002101
283,333
5425
Full
None
Sole
Becton Dickinson & Co
U.S. Large Cap
075887109
276,556
3309
Full
None
Sole
Transocean Inc
U.S. Large Cap
G90073100
275,707
1926
Full
None
Sole
Suncor Energy Inc
U.S. Large Cap
867229106
271,825
2500
Full
None
Sole
Allergan Inc
U.S. Large Cap
018490102
256,960
4000
Full
None
Sole
Google Inc
U.S. Large Cap
38259p508
244,784
354
Full
None
Sole
Merck & Co Inc
U.S. Large Cap
589331107
241,745
4160
Full
None
Sole
Freeport McMoRan Copper & Gold Inc
U.S. Large Cap
35671D857
235,612
2300
Full
None
Sole
3M Company
U.S. Large Cap
88579Y101
233,836
2773
Full
None
Sole
M B I A Inc
U.S. Large Cap
55262c100
228,175
12248
Full
None
Sole
Monsanto Co
U.S. Large Cap
61166w101
226,829
2031
Full
None
Sole
CIGNA Corp
U.S. Large Cap
125509109
224,162
4172
Full
None
Sole
Weyerhaeuser Co
U.S. Large Cap
962166104
215,321
2920
Full
None
Sole
KeyCorp
U.S. Large Cap
493267108
208,002
8870
Full
None
Sole
Time Warner Inc
U.S. Large Cap
887317105
205,827
12467
Full
None
Sole